General and administrative expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
General and administrative expenses
Schedule of general and administrative expenses

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Salaries and benefits	$1,092	$1,163	$2,335	$2,239
Professional fees and contractors	1,048	106	1,619	410
Transaction related costs	632	—	1,303	—
Office, insurance, and travel	455	236	1,044	453
Software and information technology	221	160	419	291
Share-based compensation	2,914	74	5,120	486
Total	$6,362	$1,739	$11,840	$3,879

	Year ended December 31
	2025	2024
Salaries and benefits	$4,115	$4,425
Professional fees and contractors	740	(186)
Transaction related costs	1,105	—
Office, insurance and travel	1,119	1,105
Software and information technology	662	718
Share-based compensation	5,631	2,545
Total	$13,372	$8,607